HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 3.2%
------------------------------------------------------------------------
    $ 7,000       Maryland Energy Cogeneration, (AES
                  Warrior Run), (AMT), 7.40%, 9/1/19        $  7,148,820
      2,876       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  6.625%, 9/1/20                               2,878,301
      2,000       Ohio Water Development Authority, Solid
                  Waste Disposal, (Bay Shore Power),
                  (AMT), 5.875%, 9/1/20                        1,839,180
------------------------------------------------------------------------
                                                            $ 11,866,301
------------------------------------------------------------------------
Education -- 1.4%
------------------------------------------------------------------------
    $ 3,000       California Educational Facilities
                  Authority, Residual Certificates,
                  Variable Rate, 12/1/32(1)(2)              $  3,245,880
      2,000       New Hampshire HEFA, (Colby-Sawyer
                  College), 7.50%, 6/1/26                      2,093,100
------------------------------------------------------------------------
                                                            $  5,338,980
------------------------------------------------------------------------
Electric Utilities -- 3.7%
------------------------------------------------------------------------
    $ 4,200       Clark County, NV, (Nevada Power), (AMT),
                  5.90%, 10/1/30                            $  3,171,714
      1,250       Connecticut Development Authority,
                  (Connecticut Light and Power), Variable
                  Rate, 9/1/22(1)(3)                           1,324,100
      2,500       Connecticut Development Authority,
                  (Western Mass Electric), Variable Rate,
                  9/1/22(1)(3)                                 2,648,200
      3,500       Intermountain Power Agency, UT, Variable
                  Rate, 7/1/11(3)                              3,720,220
      1,500       Mississippi Business Finance Corp.,
                  (System Energy Resources, Inc.),
                  5.90%, 5/1/22                                1,442,385
      1,500       Salt River, AZ, Agricultural
                  Improvements and Power District
                  Electric, Residual Certificates,
                  Variable Rate, 1/1/25(1)(3)                  1,499,880
------------------------------------------------------------------------
                                                            $ 13,806,499
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.4%
------------------------------------------------------------------------
    $10,000       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity, 0.00%, 10/1/22  $  3,289,500
      3,500       Dawson Ridge, CO, Metropolitan District
                  #1, Escrowed to Maturity,
                  0.00%, 10/1/22                               1,151,325
      3,295       Illinois Development Finance Authority,
                  (Regency Park), Escrowed to Maturity,
                  0.00%, 7/15/25                                 902,830
------------------------------------------------------------------------
                                                            $  5,343,655
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 1.1%
------------------------------------------------------------------------
    $ 4,000       Massachusetts, 5.25%, 11/1/30             $  4,061,480
------------------------------------------------------------------------
                                                            $  4,061,480
------------------------------------------------------------------------
Health Care-Miscellaneous -- 6.3%
------------------------------------------------------------------------
    $ 2,845       Illinois Development Finance Authority,
                  (Community Rehabilitation Providers),
                  5.60%, 7/1/19                             $  2,647,813
      3,500       Osceola County, FL, IDA, Community
                  Provider Pooled Loan-93, 7.75%, 7/1/17       3,577,070
        205       Pittsfield Township, MI, (Arbor
                  Hospice), 8.125%, 8/15/17                      208,032
      2,455       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 6.75%, 12/1/36                2,578,398
      1,265       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,340,550
      1,047       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.00%, 12/1/36                1,108,725
      2,283       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.75%, 12/1/36                2,401,044
      1,920       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 7.90%, 12/1/36                2,050,648
        360       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.25%, 12/1/36                  389,678
        818       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.375%, 12/1/36                 871,027
      2,266       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.50%, 12/1/36                2,383,082
        951       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.70%, 12/1/36                1,016,428
      1,903       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.81%, 9/1/36                 2,037,709
        571       Tax Revenue Exempt Securities Trust,
                  Community Health Provider, (Pooled Loan
                  Program Various States Trust
                  Certificates), 8.875%, 12/1/36                 614,801
------------------------------------------------------------------------
                                                            $ 23,225,005
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 10.6%
------------------------------------------------------------------------
    $ 3,400       Allegheny County, PA, Hospital
                  Development Authority, (West
                  Pennsylvania Allegheny Health System),
                  9.25%, 11/15/30                           $  3,662,922
      2,500       California Health Facilities Authority,
                  (Cedars Sinai Medical Center), Variable
                  Rate, 12/1/34(1)(3)                          2,860,800
      2,250       Chautauqua County, NY, IDA, (Women's
                  Christian Association), 6.40%, 11/15/29      2,026,125
      4,500       Colorado Health Facilities Authority,
                  (Rocky Mountain Adventist),
                  6.625%, 2/1/22(4)                            4,637,295
      3,685       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.25%, 10/1/18                               3,480,740
      3,700       Forsyth County, GA, Hospital Authority,
                  (Georgia Baptist Health Care System),
                  6.375%, 10/1/28                              3,457,280
        750       Hawaii Department of Budget and Finance,
                  (Wahiawa General Hospital),
                  7.50%, 7/1/12                                  670,942
      2,500       Hidalgo County, TX, Health Services
                  Corp., (Mission Hospital, Inc.),
                  6.875%, 8/15/26                              2,500,500
      2,500       John Tolfree Health System Corp., MI,
                  6.00%, 9/15/23                               2,499,800
      2,000       New Hampshire HEFA, (Littleton
                  Hospital), 6.00%, 5/1/28                     1,589,600
      1,000       Oklahoma Development Finance Authority,
                  (Hillcrest Healthcare), 5.00%, 8/15/08         846,520
      1,500       Oklahoma Development Finance Authority,
                  (Hillcrest Healthcare), 5.20%, 8/15/11       1,209,960
      1,500       Oklahoma Development Finance Authority,
                  (Hillcrest Healthcare), 5.75%, 8/15/12       1,265,700
      2,560       Oneida County, NY, Industrial
                  Development Agency, (Elizabeth Medical
                  Center), 6.00%, 12/1/29                      2,252,570
      1,238       Philadelphia, PA, HEFA, (Graduate Health
                  System), 6.625%, 7/1/21(5)                      24,011
      1,779       Philadelphia, PA, HEFA, (Graduate Health
                  System), 7.00%, 7/1/05(5)                       34,520
        875       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/13(5)                              285,775
      5,900       Prince George's County, MD, (Greater
                  Southeast Healthcare System),
                  6.375%, 1/1/23(5)                            1,926,940
      1,785       San Gorgonio, CA, (Memorial Health Care
                  District), 5.75%, 5/1/20                     1,542,133
      2,500       Sullivan County, TN, Health Educational
                  and Housing Facility Board, (Wellmont
                  Health System), 6.25%, 9/1/32                2,518,725
------------------------------------------------------------------------
                                                            $ 39,292,858
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Housing -- 8.3%
------------------------------------------------------------------------
    $   990       Atlanta, GA, Urban Residential Finance
                  Authority, (New Community John Hope
                  Project), (AMT), 7.25%, 6/1/07            $    973,319
      2,395       Cuyahoga County, OH, (Rolling Hills
                  Apts.), (AMT), 8.00%, 1/1/28(5)              1,220,061
      2,500       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Florida University), 7.75%, 8/15/20         2,509,975
      1,240       Florida Capital Projects Finance
                  Authority, Student Housing Revenue,
                  (Florida University), 9.50%, 8/15/05         1,241,476
      1,875       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  6.75%, 11/1/29                               1,854,019
        495       Jefferson County, MO, IDA, Multifamily,
                  (Riverview Bend Apartments), (AMT),
                  7.125%, 11/1/29                                496,584
      3,995       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.375%, 1/1/19        3,731,170
      1,500       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 6.625%, 7/1/33        1,384,875
      2,360       Maricopa County, AZ, IDA, (National
                  Health Facilities II), 8.00%, 1/1/34         2,167,660
      5,000       Muni Mae Tax-Exempt Bond, LLC, (AMT),
                  Variable Rate, 6/30/09                       5,336,700
      3,360       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               3,166,061
      1,480       Oregon Health Authority, (Trillium
                  Affordable Housing), (AMT),
                  6.75%, 2/15/29                               1,378,072
      1,875       Texas Student Housing Corp., (University
                  of Northern Texas), 9.375%, 7/1/06           1,868,700
      2,000       Texas Student Housing Corp., (University
                  of Northern Texas), 11.00%, 7/1/31           1,986,640
      1,250       Virginia Housing Development Authority,
                  RITES, (AMT), Variable Rate,
                  7/1/21(1)(3)                                 1,306,325
------------------------------------------------------------------------
                                                            $ 30,621,637
------------------------------------------------------------------------
Industrial Development Revenue -- 20.1%
------------------------------------------------------------------------
    $ 2,400       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  6.50%, 10/1/24                            $  2,169,976
      3,065       Abia Development Corp., TX, (Austin
                  Cargoport Development), (AMT),
                  9.25%, 10/1/21                               3,443,650
      2,000       Camden County, NJ, (Holt Hauling),
                  (AMT), 9.875%, 1/1/21                          995,000
      3,900       Carbon County, UT, (Laidlaw
                  Environmental Services Inc.), (AMT),
                  7.45%, 7/1/17                                3,871,257
      4,000       Denver, CO, City and County Special
                  Facilities, (United Airlines), (AMT),
                  6.875%, 10/1/32                              1,940,040
      1,215       Florence County, SC, (Stone Container),
                  7.375%, 2/1/07                               1,220,771

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 2,000       Gulf Coast, TX, Waste Disposal,
                  (Champion International), (AMT),
                  6.875%, 12/1/28                           $  2,066,400
      2,700       Hancock County, KY, (Southwire Co.),
                  (AMT), 7.75%, 7/1/25                         2,756,241
      4,000       Hardeman County, TN, (Correctional
                  Facilities Corp.), 7.75%, 8/1/17             3,984,960
      2,200       Houston, TX, Airport System,
                  (Continental Airlines), 6.75%, 7/1/29        1,810,842
      3,715       Iowa Finance Authority, (Southbridge
                  Mall), 6.375%, 12/1/13                       3,501,462
      4,185       Kansas City, MO, IDA, (Airline Cargo
                  Facilities), (AMT), 8.50%, 1/1/17            4,374,664
      2,910       Kimball, NE, EDA, (Clean Harbors),
                  (AMT), 10.75%, 9/1/26                        2,987,697
      2,500       Los Angeles, CA, Regional Airports
                  Improvements Corp., (Terminal Four),
                  (AMT), 7.50%, 12/1/24                        2,328,850
      2,730       Maryland EDA, (AFCO Cargo), (AMT),
                  6.50%, 7/1/24                                2,428,908
      1,351       Michigan Strategic Fund, (Crown Paper),
                  (AMT), 6.50%, 8/1/21(5)                        177,264
      3,400       Morgantown, KY, Solid Waste Revenue,
                  (IMCO Recycling, Inc.), (AMT),
                  7.45%, 5/1/22                                3,410,846
        920       New Albany, IN, IDA, (K-Mart),
                  7.40%, 6/1/06                                  701,500
      2,196       New Hampshire Business Finance
                  Authority, (Crown Paper), (AMT),
                  7.875%, 7/1/26(5)                              288,096
     10,000       New Jersey EDA, (Continental Airlines),
                  (AMT), 6.25%, 9/15/29                        7,889,700
        500       New Jersey EDA, (Holt Hauling),
                  8.95%, 12/15/18                                448,500
      4,000       New Jersey EDA, (Holt Hauling), (AMT),
                  7.90%, 3/1/27                                3,728,000
      4,000       New York City Industrial Development
                  Agency Facility Revenue, (American
                  Airlines, Inc.), (AMT), 8.50%, 8/1/28        3,811,880
      2,000       Perry County, KY, TJ International Inc.,
                  (AMT), 6.55%, 4/15/27                        2,084,380
        500       Philadelphia, PA, IDA, (Refrigerated
                  Enterprises), (AMT), 9.05%, 12/1/19            489,000
      2,000       Phoenix, AZ, IDA, (America West
                  Airlines, Inc.), (AMT), 6.25%, 6/1/19          860,180
      3,500       Riverdale Village, IL, (ACME
                  Metals, Inc.), (AMT), 7.90%, 4/1/24(5)         621,250
      3,345       Riverdale Village, IL, (ACME
                  Metals, Inc.), (AMT), 7.95%, 4/1/25(5)         593,738
     18,211       Robbins, IL, Resource Recovery, (AMT),
                  0.00%, 10/15/09                              3,379,928
        237       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/09                                112,100
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 6,206       Robbins, IL, Resource Recovery, (AMT),
                  7.25%, 10/15/24                           $  2,707,170
      1,797       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(5)                             12,578
        703       Robbins, IL, Resource Recovery, (AMT),
                  8.375%, 10/15/16(5)                              4,922
      3,000       Rumford, ME, Solid Waste Disposal,
                  (Boise Cascade Corp.), 6.875%, 10/1/26       3,000,060
------------------------------------------------------------------------
                                                            $ 74,201,810
------------------------------------------------------------------------
Insured - Electric Utilities -- 0.4%
------------------------------------------------------------------------
    $ 1,500       Puerto Rico Electric Power Authority,
                  RITES, (FSA), Variable Rate,
                  7/1/20(1)(2)                              $  1,610,835
------------------------------------------------------------------------
                                                            $  1,610,835
------------------------------------------------------------------------
Insured - General Obligations -- 1.3%
------------------------------------------------------------------------
    $ 1,000       California, Residual Certificates,
                  (AMBAC), Variable Rate, 10/1/30(1)(2)     $  1,122,800
      3,600       Puerto Rico Public Improvements, (FGIC),
                  5.00%, 7/1/32(6)                             3,608,208
------------------------------------------------------------------------
                                                            $  4,731,008
------------------------------------------------------------------------
Insured - Hospital -- 0.8%
------------------------------------------------------------------------
    $ 2,415       California Statewide Communities
                  Development Authority, (Sutter Health)
                  Residual Certificates, (FSA), Variable
                  Rate, 8/15/27(1)(2)                       $  2,890,779
------------------------------------------------------------------------
                                                            $  2,890,779
------------------------------------------------------------------------
Insured - Special Tax Revenue -- 3.0%
------------------------------------------------------------------------
    $11,695       Metropolitan Pier and Exposition
                  Authority, (McCormick Place Expansion),
                  (MBIA), 0.00%, 12/15/38                   $  1,477,312
     33,440       Metropolitan Pier and Exposition
                  Authority, (McCormick Place Expansion),
                  (MBIA), 0.00%, 6/15/40                       3,855,632
      4,900       Puerto Rico Infrastructure Financing
                  Authority, (FSA), Variable Rate,
                  7/1/27(1)(2)                                 5,278,084
         75       South Orange County, CA, Public
                  Financing Authority, (FGIC), DRIVERS,
                  Variable Rate, 8/15/15(1)(3)                   470,588
------------------------------------------------------------------------
                                                            $ 11,081,616
------------------------------------------------------------------------
Insured - Transportation -- 2.4%
------------------------------------------------------------------------
    $ 2,985       Monroe County, NY, Airport Authority,
                  (MBIA), DRIVERS, (AMT), Variable Rate,
                  1/1/18(1)(3)                              $  3,705,788

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Insured - Transportation (continued)
------------------------------------------------------------------------
    $ 2,000       New Jersey Turnpike Authority, RITES,
                  (MBIA), Variable Rate, 1/1/30(1)(2)       $  2,268,740
      3,000       Puerto Rico Highway and Transportation
                  Authority, (FSA), Variable Rate,
                  7/1/32(1)(3)                                 3,020,550
------------------------------------------------------------------------
                                                            $  8,995,078
------------------------------------------------------------------------
Miscellaneous -- 5.2%
------------------------------------------------------------------------
    $ 3,745       Atlanta, GA, Downtown Development
                  Authority, (Central Atlanta Hospitality
                  Childcare Inc.), 8.00%, 1/1/26            $  2,337,966
      8,000       Capital Trust Agency, FL, (Seminole
                  Tribe Convention), 10.00%, 10/1/33           8,080,720
      1,870       City of Union, OR, (Buffalo Peak Golf
                  Club), 6.75%, 7/1/24                         1,309,000
      3,000       Colorado River Indian Tribe, AZ,
                  6.25%, 8/1/04                                3,090,000
      1,200       Puerto Rico Infrastructure Financing
                  Authority, Variable Rate, 10/1/32(1)(2)      1,520,820
      2,837       Santa Fe, NM, (1st Interstate Plaza),
                  8.00%, 7/1/13                                2,907,995
------------------------------------------------------------------------
                                                            $ 19,246,501
------------------------------------------------------------------------
Nursing Home -- 8.2%
------------------------------------------------------------------------
    $ 3,360       Bell County, TX, (Heritage Oaks
                  Healthcare), 6.70%, 6/1/29                $  2,353,411
      3,155       Clovis, NM, IDR, (Retirement
                  Ranches, Inc.), 7.75%, 4/1/19                3,262,238
      2,300       Colorado HFA, (Volunteers of America),
                  5.75%, 7/1/20                                1,967,075
      3,600       Colorado HFA, (Volunteers of America),
                  5.875%, 7/1/28                               2,970,684
      1,100       Colorado HFA, (Volunteers of America),
                  6.00%, 7/1/29                                  932,459
      2,175       Kansas City, MO, IDA, (Beverly
                  Enterprises, Inc.), 8.00%, 12/1/02           2,189,159
      2,500       Massachusetts IFA, (Age Institute of
                  Massachusetts), 8.05%, 11/1/25               2,516,250
      1,195       Mississippi Business Finance Corp.,
                  (Magnolia Healthcare), 7.99%, 7/1/25         1,239,000
      2,000       Ohio HFA, Retirement Rental Housing,
                  (Encore Retirement Partners),
                  6.75%, 3/1/19                                1,732,940
      3,897       Tarrant County, TX, Health Facilities
                  Authority, 8.00%, 9/1/25                     3,904,638
      1,526       Tarrant County, TX, Health Facilities
                  Authority,
                  (3927 Foundation), 10.125%, 9/1/09(5)           68,660
      4,577       Tarrant County, TX, Health Facilities
                  Authority,
                  (3927 Foundation), 10.25%, 9/1/19(5)           205,980
      3,260       Westmoreland, PA, (Highland Health
                  Systems, Inc.), 9.25%, 6/1/22                3,360,212
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------
    $ 3,790       Wisconsin HEFA, (Wisconsin Illinois
                  Senior Housing), 7.00%, 8/1/29            $  3,609,710
------------------------------------------------------------------------
                                                            $ 30,312,416
------------------------------------------------------------------------
Senior Living / Life Care -- 14.0%
------------------------------------------------------------------------
    $ 7,890       Albuquerque, NM, Retirement Facilities,
                  (La Vida Liena Retirement Center),
                  6.60%, 12/15/28                           $  7,368,550
      2,500       Arizona Health Facilities Authority,
                  (Care Institute, Inc. - Mesa),
                  7.625%, 1/1/26(7)                            1,943,125
      1,000       Chester, PA, IDA, (Senior Life-Choice of
                  Kimberton), (AMT), 8.50%, 9/1/25             1,056,830
      1,905       Chester, PA, IDA, (Senior Life-Choice of
                  Paoli), (AMT), 8.05%, 1/1/24                 1,968,779
      3,500       Delaware County, PA, (White Horse
                  Village), 7.30%, 7/1/14                      3,592,330
      1,585       Delaware County, PA, IDA, (Glen Riddle),
                  (AMT), 8.625%, 9/1/25                        1,688,168
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/13                           380,680
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/13                           363,430
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/14                           345,080
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/14                           329,370
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/15                           312,440
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/15                           297,370
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/16                           283,010
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/16                           269,290
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/17                           256,150
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/17                           243,780
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/18                           231,970
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/18                           220,690
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 1/1/19                           210,030
      1,000       Glen Cove, NY, IDA, (The Regency at Glen
                  Cove), 0.00%, 7/1/19                           199,830

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Senior Living / Life Care (continued)
------------------------------------------------------------------------
    $ 1,915       Grove City, PA, Area Hospital Authority,
                  (Grove Manor), 6.625%, 8/15/29            $  1,904,199
      3,630       Illinois Development Finance Authority,
                  (Care Institute, Inc. - Illinois),
                  7.80%, 6/1/25                                3,783,513
      7,500       Kansas City, MO, IDA, (Kingswood United
                  Methodist Manor), 5.875%, 11/15/29           6,551,700
      3,460       Louisiana HFA, (HCC Assisted Living
                  Group 1), (AMT), 9.00%, 3/1/25               3,627,983
      5,270       Massachusetts IFA, (Forge Hill), (AMT),
                  6.75%, 4/1/30                                4,856,832
      3,200       Minneapolis, MN, (Walker Methodist
                  Senior Services), 6.00%, 11/15/28            2,776,224
      3,500       New Jersey EDA, (Chelsea at East
                  Brunswick), (AMT), 8.25%, 10/1/26            2,835,210
      5,205       North Miami, FL, Health Care Facilities,
                  (Imperial Club), 8.00%, 1/1/33               3,931,805
------------------------------------------------------------------------
                                                            $ 51,828,368
------------------------------------------------------------------------
Special Tax Revenue -- 2.7%
------------------------------------------------------------------------
    $ 2,240       Bell Mountain Ranch, CO, Metropolitan
                  District, 6.625%, 11/15/25                $  2,223,939
      3,405       Bell Mountain Ranch, CO, Metropolitan
                  District, 7.375%, 11/15/19                   3,577,157
      3,800       Cottonwood, CO, Water and Sanitation
                  District, 7.75%, 12/1/20                     4,070,446
------------------------------------------------------------------------
                                                            $  9,871,542
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
    $   930       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.00%, 5/1/21           $    884,783
      1,375       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.125%, 5/1/31             1,319,766
        500       Eagle County, CO, (Eagle County Airport
                  Terminal), (AMT), 7.50%, 5/1/21                496,340
      5,000       New Jersey Transportation Trust Fund
                  Authority, Variable Rate, 6/15/17(1)(3)      5,319,050
      5,250       Northwest Arkansas Regional Airport
                  Authority, (AMT), 7.625%, 2/1/27             5,289,428
------------------------------------------------------------------------
                                                            $ 13,309,367
------------------------------------------------------------------------
Water and Sewer -- 0.5%
------------------------------------------------------------------------
    $ 1,800       Metropolitan Water District, CA,
                  (Southern California Waterworks),
                  Variable Rate, 1/1/18(1)(3)               $  1,679,706
------------------------------------------------------------------------
                                                            $  1,679,706
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $386,543,379)                           $363,315,441
------------------------------------------------------------------------

COMMON STOCKS -- 0.6%

SHARES            SECURITY                                  VALUE
------------------------------------------------------------------------
Coal -- 0.6%
------------------------------------------------------------------------
    172,103       Horizon Natural Resources Company         $  2,237,339
------------------------------------------------------------------------
                                                            $  2,237,339
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $2,237,339)                             $  2,237,339
------------------------------------------------------------------------


----------------------------------------------------------------
Total Investments -- 98.8%
   (identified cost $388,780,718)                   $365,552,780
----------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%              $  4,264,008
----------------------------------------------------------------
Net Assets-- 100.0%                                 $369,816,788
----------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At July 31, 2002, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2002, 8.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.3% to 3.5% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5)  Non-income producing security.
 (6)  When-issued security.
 (7)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JULY 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $388,780,718)                          $365,552,780
Cash                                         1,520,826
Receivable for investments sold              2,310,298
Interest receivable                          7,889,126
Prepaid expenses                                 1,301
------------------------------------------------------
TOTAL ASSETS                              $377,274,331
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  3,800,280
Payable for when-issued securities           3,591,000
Payable to affiliate for Trustees' fees            656
Accrued expenses                                65,607
------------------------------------------------------
TOTAL LIABILITIES                         $  7,457,543
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $369,816,788
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $393,044,726
Net unrealized depreciation (computed on
   the basis of identified cost)           (23,227,938)
------------------------------------------------------
TOTAL                                     $369,816,788
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JULY 31, 2002
Investment Income
-----------------------------------------------------
Interest                                  $14,357,408
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $14,357,408
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,124,013
Trustees' fees and expenses                    10,352
Custodian fee                                  63,092
Legal and accounting services                  45,401
Miscellaneous                                  16,110
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,258,968
-----------------------------------------------------

NET INVESTMENT INCOME                     $13,098,440
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,986,170)
   Interest rate swap contracts               (49,063)
-----------------------------------------------------
NET REALIZED LOSS                         $(7,035,233)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $10,139,698
   Interest rate swap contracts                 9,192
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $10,148,890
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 3,113,657
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $16,212,097
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JULY 31, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       JANUARY 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     13,098,440  $     23,099,138
   Net realized loss                            (7,035,233)         (513,648)
   Net change in unrealized
      appreciation (depreciation)               10,148,890        (3,996,306)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     16,212,097  $     18,589,184
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     47,828,640  $     90,001,189
   Withdrawals                                 (41,315,789)      (89,632,344)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      6,512,851  $        368,845
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     22,724,948  $     18,958,029
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    347,091,840  $    328,133,811
----------------------------------------------------------------------------
AT END OF PERIOD                          $    369,816,788  $    347,091,840
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED JANUARY 31,
                                  JULY 31, 2002       ---------------------------------------------------------------
                                  (UNAUDITED)           2002(1)        2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.71%(2)         0.70%         0.72%        0.68%        0.67%        0.68%
   Expenses after custodian
      fee reduction                       0.71%(2)         0.70%         0.72%        0.67%        0.66%        0.66%
   Net investment income                  7.42%(2)         6.69%         6.86%        6.25%        5.88%        6.43%
Portfolio Turnover                           7%              24%           29%          58%          25%           8%
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           4.68%            5.55%           --           --           --           --
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $369,817         $347,092      $328,134     $338,925     $390,909     $303,209
---------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on fixed-income securities. The effect of this change for the year ended January 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a diversified open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1995. The Portfolio seeks to achieve high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, the Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

HIGH YIELD MUNICIPALS PORTFOLIO AS OF JULY 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 2002, the fee was equivalent to 0.64% of the Portfolio's average net assets for such period and amounted to $1,124,013. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $45,504,953 and $25,747,014, respectively, for the six months ended July 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $388,980,495
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,844,229
    Gross unrealized depreciation              (38,271,944)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(23,427,715)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE HIGH YIELD MUNICIPALS FUND AS OF JANUARY 31, 2002

INVESTMENT MANAGEMENT

HIGH YIELD MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant